Fair value measurements - fair value into binomial tree valuation and monte carlo simulation (Details)	Jun. 30, 2023 $ / shares Y	Jun. 30, 2022 $ / shares
Fair value measurements
Common stock, par value (in dollars per share)	$ 0	$ 0
Other warrant liabilities
Fair value measurements
Common stock, par value (in dollars per share)	$ 0.0001
Recurring | Level 2 | Other warrant liabilities | Tranche 1 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Other warrant liabilities | Tranche 1 | Exercise price
Fair value measurements
Fair value measured	0.0001
Recurring | Level 2 | Other warrant liabilities | Tranche 1 | Volatility
Fair value measurements
Fair value measured	90
Recurring | Level 2 | Other warrant liabilities | Tranche 1 | Risk free interest rate
Fair value measurements
Fair value measured	5.03
Recurring | Level 2 | Other warrant liabilities | Tranche 1 | Dividend yield
Fair value measurements
Fair value measured	0
Recurring | Level 2 | Other warrant liabilities | Tranche 2 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Other warrant liabilities | Tranche 2 | Exercise price
Fair value measurements
Fair value measured	0.0001
Recurring | Level 2 | Other warrant liabilities | Tranche 2 | Volatility
Fair value measurements
Fair value measured	90
Recurring | Level 2 | Other warrant liabilities | Tranche 2 | Risk free interest rate
Fair value measurements
Fair value measured	5.03
Recurring | Level 2 | Other warrant liabilities | Tranche 2 | Dividend yield
Fair value measurements
Fair value measured	0
Recurring | Level 2 | Other warrant liabilities | Tranche 3 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Other warrant liabilities | Tranche 3 | Exercise price
Fair value measurements
Fair value measured	0.0001
Recurring | Level 2 | Other warrant liabilities | Tranche 3 | Volatility
Fair value measurements
Fair value measured	90
Recurring | Level 2 | Other warrant liabilities | Tranche 3 | Risk free interest rate
Fair value measurements
Fair value measured	5.03
Recurring | Level 2 | Other warrant liabilities | Tranche 3 | Dividend yield
Fair value measurements
Fair value measured	0
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Exercise price
Fair value measurements
Fair value measured	1.25
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Expected option terms
Fair value measurements
Fair value measured | Y	5
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Volatility
Fair value measurements
Fair value measured	0.90
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Risk free interest rate
Fair value measurements
Fair value measured	4.16
Recurring | Level 2 | Embedded derivatives | Tranche 1 | Dividend yield
Fair value measurements
Fair value measured	0
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Exercise price
Fair value measurements
Fair value measured	2.50
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Expected option terms
Fair value measurements
Fair value measured | Y	5
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Volatility
Fair value measurements
Fair value measured	0.90
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Risk free interest rate
Fair value measurements
Fair value measured	4.16
Recurring | Level 2 | Embedded derivatives | Tranche 2 | Dividend yield
Fair value measurements
Fair value measured	0
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Share price
Fair value measurements
Fair value measured	1.09
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Exercise price
Fair value measurements
Fair value measured	5.00
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Expected option terms
Fair value measurements
Fair value measured | Y	5
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Volatility
Fair value measurements
Fair value measured	0.90
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Risk free interest rate
Fair value measurements
Fair value measured	4.16
Recurring | Level 2 | Embedded derivatives | Tranche 3 | Dividend yield
Fair value measurements
Fair value measured	0